                                PANORAMA PREMIER
                        SUPPLEMENTAL DATED MAY 15, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997

The following replaces the Examples section on page 8 of the C.M. MultiAccount A
Prospectus:




EXAMPLES (SEE NOTE 6)

A Contract Owner would pay the following expenses on a $1,000 investment, assuming the entire Contract Value is allocated to the Separate Account, assuming a 5% annual return on assets, assuming that the same Portfolio and Fund expenses as shown above remain the same for the periods shown in the examples, and assuming the Contract is fully surrendered at the end of each time period.


                                            PANORAMA                           PANORAMA
                                            LIFESPAN    PANORAMA   PANORAMA    LIFESPAN                  PANORAMA
                 OPPENHEIMER  OPPENHEIMER  DIVERSIFIED   TOTAL     LIFESPAN     CAPITAL     PANORAMA   INTERNATIONAL
                    MONEY        BOND        INCOME      RETURN    BALANCED   APPRECIATION   GROWTH       EQUITY
                    FUND         FUND       PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                    ----         ----       ---------  ---------  ---------    ---------    ---------    ---------
 1..........        $ 85         $ 88         $ 91        $ 86       $ 92        $ 93         $ 86         $ 92
 3..........        $112         $121         $129        $114       $132        $136         $115         $133
 5..........        $137         $153         $167        $141       $172        $179         $142         $174
10..........        $232         $262         $292        $238       $302        $315         $241         $306

A Contract Owner would pay the following expenses assuming either 1) the Contract is not surrendered at the end of each time period, or 2) the Contract is annuitized at the end of each time period.

                                            PANORAMA                            PANORAMA
                                            LIFESPAN    PANORAMA   PANORAMA     LIFESPAN                 PANORAMA
                 OPPENHEIMER  OPPENHEIMER  DIVERSIFIED    TOTAL    LIFESPAN     CAPITAL     PANORAMA   INTERNATIONAL
                    MONEY        BOND        INCOME      RETURN    BALANCED   APPRECIATION   GROWTH       EQUITY
                    FUND         FUND       PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                    ----         ----       ---------   ---------  ---------   ---------    ---------    ---------
 1..........        $ 20         $ 23         $ 26        $ 21       $ 27          $ 29        $ 21         $ 28
 3..........        $ 63         $ 72         $ 80        $ 64       $ 84          $ 88        $ 65         $ 85
 5..........        $107         $123         $137        $111       $142          $149        $112         $144
10..........        $232         $262         $292        $238       $302          $315        $241         $306